Derivative Instruments	12 Months Ended
Jun. 30, 2014
Derivative Instruments [Abstract]
Derivative Instruments
(13)	Derivative Instruments

The Company enters into derivative instruments to hedge certain interest rate, currency, and commodity price risks. The Company does not engage in interest rate, currency, or commodity speculation, and no derivatives are held for trading purposes. All derivatives are accounted for using mark-to-market accounting. The Company believes it is not practical to designate its derivative instruments as hedging instruments as defined under ASC Subtopic 815-10, Derivatives and Hedging (ASC 815). Accordingly, the Company adjusts its derivative financial instruments to current market value through the consolidated statement of operations based on the fair value of the agreement as of period-end. Although not designated as hedged items as defined under ASC 815, these derivative instruments serve to offset the Company's interest rate, currency, and commodity risks. Gains or losses from these transactions offset gains or losses on the assets, liabilities, or transactions being hedged. No credit loss is anticipated as the counterparties to these agreements are major financial institutions that are highly rated.

Interest Rate Risk:

The Company is exposed to market risk from changes in interest rates on certain of its short-term and long-term debt obligations. The Company has historically utilized interest rate swaps and interest rate cap agreements to reduce our exposure to interest rate fluctuations. All interest rate derivatives were settled when the Company closed on the $300,000 revolving multi-currency credit facility discussed in note 10 (Debt).  The Company currently has no interest rate derivatives to reduce exposure to interest rate fluctuations.

Foreign Currency Risk:

The Company is exposed to market risk arising from changes in currency exchange rates as a result of its operations outside the United States, principally in Argentina, China and Canada. A portion of the Company's net sales generated from its non-U.S. operations is denominated in currencies other than the U.S. dollar. Most of the Company's operating costs for its non-U.S. operations are denominated in local currencies, principally the Canadian dollar, Argentine peso and the Chinese renminbi. Consequently, the translated U.S. dollar value of the Company's non-U.S. dollar net sales, and related accounts receivable balances, and its operating costs are subject to currency exchange rate fluctuations. Derivative instruments are not used extensively to manage this risk. At June 30, 2013, the Company had foreign exchange option contracts covering approximately 8,000 Euros, expiring at dates ranging from July 2013 to October 2013, at an average exchange rate of 1.35 Canadian dollar to 1.00 Euro, and foreign exchange forward contracts covering approximately 5,362 Euros, expiring at dates ranging from July 2013 to October 2013, at an average exchange rate of 1.33 US dollar to 1.00 Euro.  At June 30, 2014, the Company had no outstanding foreign exchange forward or options contracts.

Commodity Price Risk:

The Company is exposed to price risk for certain raw materials and energy used in its production process. The raw materials and energy that the Company uses are largely commodities subject to price volatility caused by changes in global supply and demand and governmental controls. Derivative financial instruments are not used extensively to manage the Company's exposure to fluctuations in the cost of commodity products used in its operations. The Company attempts to reduce the impact of increases in its raw material and energy costs by negotiating long-term contracts and through the acquisition of companies or assets for the purpose of increasing its access to raw materials with favorable pricing terms.

In June 2010, the Company entered into a power hedge agreement on a 175,440 MWh notional amount of electricity, representing approximately 20% of the total power required by our Niagara Falls, New York plant. This hedge covered our expected needs not supplied by the facility's long-term power contract over the term of the hedge agreement. The notional amount decreased equally per month through the agreement's expiration on June 30, 2012. Under the power hedge agreement, the Company fixed the power rate at $39.60 per MWh over the life of the contract. In October 2010, the Company entered into a power hedge agreement on an 87,600 MWh notional amount of electricity, also for power required at our Niagara Falls, New York plant. The notional amount decreased equally per month from the agreement's July 1, 2012 effective date through its expiration on June 30, 2013. Under this power hedge agreement, the Company fixed the power rate at $39.95 per MWh over the life of the contract. At June 30, 2014, the Company had no outstanding power hedge agreements.

The effect of the Company's derivative instruments on the consolidated statements of operations is summarized in the following table:

	(Loss) Gain Recognized During the Years Ended June 30			Location
	2014	2013	2012	of (Loss) Gain
Interest rate derivatives	$—	—	(119)	Interest expense
Foreign exchange forward and option contracts	(603)	(701)	20	Foreign exchange (loss) gain
Power hedge	—	424	(1,272)	Cost of goods sold

The fair values of the Company's derivative instruments at June 30, 2013 are summarized in note 20 (Fair Value Measures). There are no derivative instruments outstanding at June 30, 2014.